Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42826
Entity Registrant Name	Zenta Group Company Limited
Entity Central Index Key	0002011458
Entity Address, Address Line One	No. 47-53A, Macau Square
Entity Address, Address Line Two	13th Floor
Entity Address, Address Line Three	Unit M
Entity Address, City or Town	Macau
Entity Address, Postal Zip Code	999078